Share capital, Stock Options Activity (Details)		9 Months Ended		12 Months Ended
	Mar. 26, 2025 $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares $ / shares shares	Jul. 31, 2025 USD ($) Installment $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Nov. 06, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		62,772	62,772	62,772
Forfeited (in shares)		(1,395)	(1,395)
Granted (in shares)	50,000	50,000	50,000		0
Cancelled (in shares)		(2,733)	(2,733)
Outstanding (in shares)		108,644	108,644	108,644	62,772
Exercisable (in shares)		51,859	51,859	51,859	33,496
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 40.2		$ 40.2
Forfeited (in dollars per share) | $ / shares		37.74
Granted (in dollars per share) | $ / shares	$ 2.32	2.32
Cancelled (in dollars per share) | $ / shares		37.74
Outstanding (in dollars per share) | $ / shares		22.79		22.79	$ 40.2
Exercisable (in dollars per share) | $ / shares		$ 40.16	$ 40.16	$ 40.16	$ 40.1
Weighted average remaining contractual life				4 years 10 months 24 days	7 years 1 month 2 days
Term of options granted to officers				5 years
Vesting period of options granted to officers				12 months
Number of equal installments for vesting | Installment				24
Share-based payments | $				$ 488,569
Stock options outstanding (in shares)		108,644	108,644	108,644	62,772	58,644
Intrinsic value of options outstanding | $		$ 0	$ 0	$ 0
Intrinsic value of options exercisable | $		$ 0	$ 0	$ 0
Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		2,676	2,676	2,676
Exercisable (in shares)		2,676	2,676	2,676
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 52.4
Expiry date				Jan. 17, 2028
Stock options outstanding (in shares)		2,676	2,676	2,676
Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		9,176	9,176	9,176
Exercisable (in shares)		9,176	9,176	9,176
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 52.4
Expiry date				Feb. 06, 2028
Stock options outstanding (in shares)		9,176	9,176	9,176
Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		8,411	8,411	8,411
Exercisable (in shares)		7,035	7,035	7,035
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 72.6
Expiry date				May 15, 2028
Stock options outstanding (in shares)		8,411	8,411	8,411
Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		764	764	764
Exercisable (in shares)		764	764	764
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 77.2
Expiry date				Jun. 26, 2028
Stock options outstanding (in shares)		764	764	764
Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		50,000	50,000	50,000
Exercisable (in shares)		0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 2.32		$ 2.32
Expiry date				Mar. 26, 2030
Stock options outstanding (in shares)		50,000	50,000	50,000
Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		22,938	22,938	22,938
Exercisable (in shares)		19,500	19,500	19,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 52.4
Expiry date				Jan. 17, 2032
Stock options outstanding (in shares)		22,938	22,938	22,938
Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		4,588	4,588	4,588
Exercisable (in shares)		3,900	3,900	3,900
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 52.4
Expiry date				Mar. 01, 2032
Stock options outstanding (in shares)		4,588	4,588	4,588
Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		917	917	917
Exercisable (in shares)		780	780	780
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 52.4
Expiry date				Mar. 14, 2032
Stock options outstanding (in shares)		917	917	917
Exercise Price Range Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		7,646	7,646	7,646
Exercisable (in shares)		6,500	6,500	6,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 52.4
Expiry date				Oct. 12, 2032
Stock options outstanding (in shares)		7,646	7,646	7,646
Exercise Price Range Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		1,528	1,528	1,528
Exercisable (in shares)		1,528	1,528	1,528
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 52.4
Expiry date				Feb. 06, 2033
Stock options outstanding (in shares)		1,528	1,528	1,528
Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based payments | $				$ 72,641	$ 692,740